CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014 $ / shares shares
Shareholders' Equity
Common Stock, shares authorized (in shares)	180,000,000
Common Stock, shares issued (in shares)	89,182,001
Common Stock, shares outstanding (in shares)	89,182,001
Adjusted [Member]
Shareholders' Equity
Common Stock, par value (in dollars per share) | $ / shares	$ 0.01
Common Stock, shares authorized (in shares)	180,000,000
Common Stock, shares issued (in shares)	89,182,001
Common Stock, shares outstanding (in shares)	89,182,001